Loans	12 Months Ended
Dec. 31, 2024
Loans [Abstract]
Loans

30. Loans

Convertible loans agreements

2023
As of January 1	5,294,970
Gross proceeds at disbursement date	2,782,415
Embedded derivative, separated	(484,166)
Carrying amount at initial recognition	7,593,219
Repayment in cash	(317,821)
Converted principal amount	(8,029,424)
Amortization	597,269
Exchange differences	156,757
Convertible loan balance at December 31	-

See Note 14 for a description of the Company’s loans and convertible loans, in 2024 there were no loans or convertible loans.

On May 1, 2023, the Company and FiveT IM entered into the 2023 FiveT Loan, which was amortized early through aggregate cash payments of $430,768 and the issuance of an aggregate 443,294 common shares. In connection with the 2023 FiveT Loan, FiveT IM received warrants to purchase an aggregate of 81,274 common shares and exercised them under the subsequent Warrant Inducement Agreement at a reduced price per share, yielding proceeds of $614,896 to the Company. The repricing led to a reclassification of a portion of the existing warrants from equity to derivative financial liabilities. A revaluation gain from derivative financial instruments of $16,768 was realized between the date of the Warrant Inducement Agreement and the date of the exercise of the warrants. The fair value was determined using the Black-Scholes valuation model.

On December 15, 2023, we issued to FiveT IM new warrants to purchase 81,274 common shares at CHF 6.656 each for six months from their date of issuance and to purchase 81,274 common shares at CHF 6.656 each for two years from their date of issuance. The fair value of the new warrants issued was calculated using the Black-Scholes valuation model. Fair value assumptions included volatility of 113.4% and 115.0% and annual risk-free interest rates of 5.4% and 4.7% for the 6-month and 2-year warrants, respectively. The total fair value of the new warrants issued was $196,127 and was recorded in equity. The 6-month warrants expired unexercised on June 15, 2024, and their proportionate fair value of $45,774 was reclassified from other reserves to share premium in 2024.

On April 13, 2023, the Company and FiveT IM entered into an amendment to the 2022 FiveT Loan, which reduced the conversion price. From April 13, 2023, to April 17, 2023, FiveT IM converted the entire 2022 FiveT Loan into an aggregate of 217,050 common shares at an average conversion price of $28.95 per share (CHF 25.69 per share). The amendment of the conversion price and the revaluation before conversion resulted in a revaluation loss from derivative financial instruments of CHF 181,258 in 2023, recognized in profit and loss.

The 2022 FiveT Loan was classified as a hybrid contract containing a host that is a financial liability and embedded derivatives separated from the host and measured at fair value with all changes in fair value recognized in profit or loss. The embedded financial derivatives were initially valued by an independent consultant, applying a simulation-based valuation approach. The valuation of the embedded financial derivatives was based on input parameters, classified as Level 3. One of the significant inputs was the historical volatility of the Company’s common shares. The underlying share price development was simulated based on a Geometric Brownian Motion (GBM). In accordance with the GBM definition, a normalized, sustainable level of volatility was applied. The normalized volatility used at initial recognition was 90.7%, over a lookback period of 12 months. Other significant assumptions related to the expected exercise date, the expected execution date, the calculation of the repayment amount, as well as assumptions with regards to the early repayment trigger and to the conversion option. The embedded derivatives of the convertible loan were closely related to each other and therefore accounted for as a single instrument (i.e., a compound derivative). Due to the conversion based on market share prices, the conversion right could result in a variable number of conversion shares and the embedded derivatives are therefore classified as a financial liability.

As of December 31, 2022, the carrying amount of the host for the unconverted outstanding loan amounted to $4,898,377 and was included in the balance sheet under current liabilities. The fair value of the embedded derivatives amounted to CHF 0 (at initial recognition: CHF 449,898). A revaluation gain related to fair value measurement of embedded derivatives of CHF 449,898 as well as effective interest expenses and transaction costs of CHF 807,593 in total were recorded in profit or loss.

In September 2022 and December 2022 we entered into a total of three loan agreements with five investors for an aggregate loan amount of $1,026,912. The loans had warrants attached for the purchase of common shares for up to five years from issuance. On May 12, 2023, the Company and the lenders entered into an amendment to the loan agreements, which, among other things, lowered the exercise prices for the warrants to market. The loans were repaid on July 14, 2023.

The loans with warrants were classified as a hybrid contract containing a host that is a financial liability and embedded derivatives (warrants) separated from the host. The embedded derivatives were classified as an equity component as they might be settled by the Company exchanging a fixed amount of cash for a fixed number of its own equity instruments. The embedded derivatives were valued at initial recognition applying a Black-Scholes option pricing model. The valuation was based on input parameters, classified as Level 3. The fair value of the embedded derivatives at initial recognition amounted to $93,767 and $52,086 for the September and December 2022 loans, respectively, and was directly recognized in equity. The initial fair value of the liability component was derived by subtracting the fair value of the equity component from the nominal value of the loan. The host was subsequently carried at amortized cost; as of December 31, 2022, the carrying amount of the host amounted to $606,488 and $330,638, respectively, and was included in the balance sheet under current liabilities.